EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 Shares $ / shares	Dec. 31, 2022 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	519,170	544,325
Options granted during the year - Number of options | Shares	3,000	32,503
Options exercised during the year - Number of options | Shares	0	(22,705)
Options forfeited during the year - Number of options | Shares	(196,718)	(34,953)
Options outstanding at the end of year - Number of options | Shares	325,452	519,170
Options exercisable at the end of year - Number of options | Shares	299,442	360,769
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 37.6	$ 39.1
Options granted during the year - Weighted average exercise price | $ / shares	1.1	10.85
Options exercised during the year - Weighted average exercise price | $ / shares	0	16
Options forfeited during the year - Weighted average exercise price | $ / shares	51.78	49.9
Options outstanding at the end of year - Weighted average exercise price | $ / shares	28.72	37.6
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 28.39	$ 36.95